Computer hardware prepayments (Tables)	3 Months Ended
Sep. 30, 2024
Computer hardware prepayments [Abstract]
Mining Hardware Prepayments

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Mining hardware prepayments	122,363	239,841
High-performance computing hardware prepayments	8,135	-

Total computer hardware prepayments (See note 13 - Property, plant and equipment)	130,498	239,841
Reconciliations

	Mining hardware prepayments	High-performance computing hardware prepayments	Total computer hardware prepayments (See note 13 - Property, plant and equipment)
	US$'000	US$'000	US$'000

Balance at 1 July 2024	239,841	-	239,841
Addition during the period	297,077	8,135	305,212
Transfer to PPE	(415,798)	-	(415,798)
Exchange differences	1,243	-	1,243
Balance at 30 September 2024	122,363	8,135	130,498